Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 549,999,937.5
Previously Paid Amount	0
Total Fee Amount	75,955
Total Offset Amount	0
Net Fee	$ 75,955